FINANCIAL ASSETS AND LIABILITIES - Summary of Loans, Borrowings and Debentures (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Loans and financing	R$ 66,455,426	R$ 56,904,654	R$ 52,987,216
Current	4,403,148	4,882,398
Non-current	R$ 62,052,278	52,022,256
Swaps Debentures
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 4.52%
Cosan corporate
Disclosure of detailed information about borrowings [line items]
Loans, borrowings and debentures	R$ 29,324,600	25,715,636
Cosan corporate | Secured | Loan 4131 | Prefixed [member] | Oct-25
Disclosure of detailed information about borrowings [line items]
Interest, Index	Prefixed
Interest Rate	3.20%
Currency	Euro
Loans, borrowings and debentures		860,658
Maturity	Oct-25
Objective	Investments
Modality	Secured
Cosan corporate | Secured | Loan 4131 | Prefixed [member] | Oct-25
Disclosure of detailed information about borrowings [line items]
Interest, Index	Prefixed
Interest Rate	0.25%
Currency	Yen
Loans, borrowings and debentures		602,487
Maturity	Oct-25
Objective	Investments
Modality	Secured
Cosan corporate | Secured | Loan 4131 | Prefixed [member] | Oct-26
Disclosure of detailed information about borrowings [line items]
Interest, Index	Prefixed
Interest Rate	3.40%
Currency	Euro
Loans, borrowings and debentures		1,954,022
Maturity	Oct-26
Objective	Investments
Modality	Secured
Cosan corporate | Secured | Loan 4131 | Prefixed [member] | Oct-26
Disclosure of detailed information about borrowings [line items]
Interest, Index	Prefixed
Interest Rate	0.25%
Currency	Yen
Loans, borrowings and debentures		1,135,226
Maturity	Oct-26
Objective	Investments
Modality	Secured
Cosan corporate | Secured | Loan 4131 | Prefixed [member] | Oct-27
Disclosure of detailed information about borrowings [line items]
Interest, Index	Prefixed
Interest Rate	3.56%
Currency	Euro
Loans, borrowings and debentures		812,496
Maturity	Oct-27
Objective	Investments
Modality	Secured
Cosan corporate | Secured | Loan 4131 | Prefixed [member] | Oct-27
Disclosure of detailed information about borrowings [line items]
Interest, Index	Prefixed
Interest Rate	0.25%
Currency	Yen
Loans, borrowings and debentures		470,951
Maturity	Oct-27
Objective	Investments
Modality	Secured
Cosan corporate | Unsecured | Swaps Debentures | CDI + 1.50% | May-28
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 1.50%
Interest Rate	13.83%
Currency	Real
Loans, borrowings and debentures	R$ 406,429	406,471
Maturity	May-28
Objective	Capital management
Modality	Unsecured
Cosan corporate | Unsecured | Swaps Debentures | CDI + 1.50% | Jun-34
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 1.50%
Interest Rate	13.83%
Currency	Real
Loans, borrowings and debentures	R$ 722,667
Maturity	Jun-34
Objective	Capital management
Modality	Unsecured
Cosan corporate | Unsecured | Swaps Debentures | CDI + 1.80% | Jan-31
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 1.80%
Interest Rate	14.17%
Currency	Real
Loans, borrowings and debentures	R$ 1,314,009	1,260,684
Maturity	Jan-31
Objective	Capital management
Modality	Unsecured
Cosan corporate | Unsecured | Swaps Debentures | CDI + 0.72% | Jan-30
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 0.72%
Interest Rate	12.96%
Currency	Real
Loans, borrowings and debentures	R$ 505,999
Maturity	Jan-30
Objective	Capital management
Modality	Unsecured
Cosan corporate | Unsecured | Swaps Debentures | CDI + 1.00% | Jun - 29
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 1.00%
Interest Rate	13.27%
Currency	Real
Loans, borrowings and debentures	R$ 722,795
Maturity	Jun-29
Objective	Capital management
Modality	Unsecured
Cosan corporate | Unsecured | Swaps Debentures | CDI + 1.30% | Jan-35
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 1.30%
Interest Rate	13.61%
Currency	Real
Loans, borrowings and debentures	R$ 506,361
Maturity	Jan-35
Objective	Capital management
Modality	Unsecured
Cosan corporate | Unsecured | Swaps Debentures | CDI + 2.65% | Aug-25
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 2.65%
Interest Rate	13.33%
Currency	Real
Loans, borrowings and debentures		1,208,141
Maturity	Aug-25
Objective	Investments
Modality	Unsecured
Cosan corporate | Unsecured | Swaps Debentures | CDI + 0.50% | Jan-28
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 0.50%
Interest Rate	12.71%
Currency	Real
Loans, borrowings and debentures	R$ 1,517,668
Maturity	Jan-28
Objective	Capital management
Modality	Unsecured
Cosan corporate | Unsecured | Swaps Debentures | IPCA + 5.75% | Aug-31
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 5.75%
Interest Rate	10.88%
Currency	Real
Loans, borrowings and debentures	R$ 433,499	412,478
Maturity	Aug-31
Objective	Capital management
Modality	Unsecured
Cosan corporate | Unsecured | Swaps Debentures | CDI + 1.65% | Aug-28
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 1.65%
Interest Rate	14.00%
Currency	Real
Loans, borrowings and debentures	R$ 781,715	784,475
Maturity	Aug-28
Objective	Capital management
Modality	Unsecured
Cosan corporate | Unsecured | Swaps Debentures | CDI + 2.00% | Aug-31
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 2.00%
Interest Rate	14.39%
Currency	Real
Loans, borrowings and debentures	R$ 938,451	942,011
Maturity	Aug-31
Objective	Capital management
Modality	Unsecured
Cosan corporate | Unsecured | Swaps Debentures | C D I Index Plus 2 Point 40 Percent [member] | Apr-28
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 2.40%
Interest Rate	14.84%
Currency	Real
Loans, borrowings and debentures	R$ 1,020,963	1,020,673
Maturity	Apr-28
Objective	Capital management
Modality	Unsecured
Cosan corporate | Unsecured | Swaps Debentures | C D I Index Plus 2 Point 40 Percent [member] | Jun-28
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 2.40%
Interest Rate	14.84%
Currency	Real
Loans, borrowings and debentures	R$ 999,683	998,542
Maturity	Jun-28
Objective	Capital management
Modality	Unsecured
Cosan corporate | Unsecured | Swaps Debentures | CDI + 1.90% | May-32
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 1.90%
Interest Rate	14.28%
Currency	Real
Loans, borrowings and debentures	R$ 1,117,561	1,117,966
Maturity	May-32
Objective	Capital management
Modality	Unsecured
Cosan corporate | Unsecured | Perpetual notes | Prefixed [member] | Nov-40
Disclosure of detailed information about borrowings [line items]
Interest, Index	Prefixed
Interest Rate	8.25%
Currency	Dollar
Loans, borrowings and debentures	R$ 3,135,174	2,451,160
Maturity	Nov-40
Objective	Acquisition
Modality	Unsecured
Cosan corporate | Unsecured | Senior Notes Due 2027 [Member] | Prefixed [member] | Jan-27
Disclosure of detailed information about borrowings [line items]
Interest, Index	Prefixed
Interest Rate	7.00%
Currency	Dollar
Loans, borrowings and debentures	R$ 2,475,674	2,016,330
Maturity	Jan-27
Objective	Acquisition
Modality	Unsecured
Cosan corporate | Unsecured | Senior Notes Due 2029 [Member] | Prefixed [member] | Sep-29
Disclosure of detailed information about borrowings [line items]
Interest, Index	Prefixed
Interest Rate	5.50%
Currency	Dollar
Loans, borrowings and debentures	R$ 4,638,597	3,622,922
Maturity	Sep-29
Objective	Acquisition
Modality	Unsecured
Cosan corporate | Unsecured | Senior Notes Due 2030 [Member] | Prefixed [member] | Jun-30
Disclosure of detailed information about borrowings [line items]
Interest, Index	Prefixed
Interest Rate	7.50%
Currency	Dollar
Loans, borrowings and debentures	R$ 3,384,127	2,642,023
Maturity	Jun-30
Objective	Capital management
Modality	Unsecured
Cosan corporate | Unsecured | Senior Notes Due 2031 [Member] | Prefixed [member] | Jun-31
Disclosure of detailed information about borrowings [line items]
Interest, Index	Prefixed
Interest Rate	7.25%
Currency	Dollar
Loans, borrowings and debentures	R$ 3,683,191
Maturity	Jun-31
Objective	Capital management
Modality	Unsecured
Cosan corporate | Unsecured | Commercial bank notes [member] | CDI + 1.80% | Jan-31
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 1.80%
Interest Rate	14.17%
Currency	Real
Loans, borrowings and debentures	R$ 471,702	448,165
Maturity	Jan-31
Objective	Capital management
Modality	Unsecured
Cosan corporate | Unsecured | Commercial bank notes [member] | CDI + 1.75% | Dec-28
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 1.75%
Interest Rate	14.11%
Currency	Real
Loans, borrowings and debentures	R$ 548,335	547,755
Maturity	Dec-28
Objective	Capital management
Modality	Unsecured
Compass
Disclosure of detailed information about borrowings [line items]
Loans, borrowings and debentures	R$ 14,449,033	10,017,150
Compass | Secured | BNDES | IPCA + 3.25% | Jun-34
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 3.25%
Interest Rate	8.26%
Currency	Real
Loans, borrowings and debentures	R$ 1,318,111	1,547,664
Maturity	Jun-34
Objective	Investments
Modality	Secured
Compass | Secured | BNDES | IPCA + 4.10% | Apr-29
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 4.10%
Interest Rate	9.15%
Currency	Real
Loans, borrowings and debentures	R$ 88,477	112,946
Maturity	Apr-29
Objective	Investments
Modality	Secured
Compass | Secured | BNDES | IPCA + 4.10% | Jan-30
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 4.10%
Interest Rate	9.15%
Currency	Real
Loans, borrowings and debentures	R$ 194,797	140,016
Maturity	Jan-30
Objective	Investments
Modality	Secured
Compass | Secured | BNDES | IPCA + 5.74% | Dec-36
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 5.74%
Interest Rate	10.87%
Currency	Real
Loans, borrowings and debentures	R$ 1,027,665	893,810
Maturity	Dec-36
Objective	Investments
Modality	Secured
Compass | Secured | BNDES | I P C A Index Plus 6 Point 01 Percent [member] | Dec-36
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 6.01%
Interest Rate	11.15%
Currency	Real
Loans, borrowings and debentures	R$ 295,695	304,276
Maturity	Dec-36
Objective	Investments
Modality	Secured
Compass | Unsecured | BNDES | CDI + 1.36% | Jan-25
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 1.36%
Interest Rate	13.68%
Currency	Real
Loans, borrowings and debentures	R$ 60,000
Maturity	Jan-25
Objective	Capital management
Modality	Unsecured
Compass | Unsecured | BNDES | CDI + 0.50% | Jan-25
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 0.50%
Interest Rate	12.71%
Currency	Real
Loans, borrowings and debentures	R$ 50,000
Maturity	Jan-25
Objective	Capital management
Modality	Unsecured
Compass | Unsecured | Loan 4131 | Prefixed [member] | Mar-25
Disclosure of detailed information about borrowings [line items]
Interest, Index	Prefixed
Interest Rate	5.74%
Currency	Euro
Loans, borrowings and debentures	R$ 523,634
Maturity	Mar-25
Objective	Capital management
Modality	Unsecured
Compass | Unsecured | Loan 4131 | Prefixed [member] | May-26
Disclosure of detailed information about borrowings [line items]
Interest, Index	Prefixed
Interest Rate	4.04%
Currency	Dollar
Loans, borrowings and debentures	R$ 926,262	734,191
Maturity	May-26
Objective	Capital management
Modality	Unsecured
Compass | Unsecured | Loan 4131 | Prefixed [member] | Feb-25
Disclosure of detailed information about borrowings [line items]
Interest, Index	Prefixed
Interest Rate	2.13%
Currency	Dollar
Loans, borrowings and debentures	R$ 1,245,670	943,486
Maturity	Feb-25
Objective	Capital management
Modality	Unsecured
Compass | Unsecured | Loan 4131 | Prefixed [member] | Feb-24
Disclosure of detailed information about borrowings [line items]
Interest, Index	Prefixed
Interest Rate	1.36%
Currency	Dollar
Loans, borrowings and debentures		362,774
Maturity	Feb-24
Objective	Capital management
Modality	Unsecured
Compass | Unsecured | Swaps Debentures | IPCA + 6.48% | Jul-34
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 6.38%
Interest Rate	11.54%
Currency	Real
Loans, borrowings and debentures	R$ 685,420
Maturity	Jul-34
Objective	Investments
Modality	Unsecured
Compass | Unsecured | Swaps Debentures | IPCA + 6.45% | Jul-39
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 6.45%
Interest Rate	11.61%
Currency	Real
Loans, borrowings and debentures	R$ 662,782
Maturity	Jul-39
Objective	Investments
Modality	Unsecured
Compass | Unsecured | Swaps Debentures | IPCA + 7.17% | Dec-36
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 7.17%
Interest Rate	12.37%
Currency	Real
Loans, borrowings and debentures	R$ 588,142
Maturity	Dec-36
Objective	Investments
Modality	Unsecured
Compass | Unsecured | Swaps Debentures | CDI + 0.80% | Mar-29
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 0.80%
Interest Rate	13.05%
Currency	Real
Loans, borrowings and debentures	R$ 1,547,588
Maturity	Mar-29
Objective	Capital management
Modality	Unsecured
Compass | Unsecured | Swaps Debentures | CDI + 1.08% | Mar-29
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 1.08%
Interest Rate	13.36%
Currency	Real
Loans, borrowings and debentures	R$ 1,545,857
Maturity	Mar-29
Objective	Investments
Modality	Unsecured
Compass | Unsecured | Swaps Debentures | CDI + 2.24% | Dec-26
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 2.24%
Interest Rate	14.66%
Currency	Real
Loans, borrowings and debentures	R$ 208,465
Maturity	Dec-26
Objective	Capital management
Modality	Unsecured
Compass | Unsecured | Swaps Debentures | CDI + 1.20% | Oct-25
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 1.20%
Interest Rate	13.50%
Currency	Real
Loans, borrowings and debentures	R$ 240,120
Maturity	Oct-25
Objective	Investments
Modality	Unsecured
Compass | Unsecured | Swaps Debentures | IPCA + 7.36% | Dec-25
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 7.36%
Interest Rate	12.57%
Currency	Real
Loans, borrowings and debentures	R$ 41,436	80,960
Maturity	Dec-25
Objective	Investments
Modality	Unsecured
Compass | Unsecured | Swaps Debentures | IPCA + 4.33% | Oct-24
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 4.33%
Interest Rate	8.95%
Currency	Real
Loans, borrowings and debentures		554,147
Maturity	Oct-24
Objective	Investments
Modality	Unsecured
Compass | Unsecured | Swaps Debentures | IGPM + 6.10% | May-28
Disclosure of detailed information about borrowings [line items]
Interest, Index	IGPM + 6.10%
Interest Rate	13.04%
Currency	Real
Loans, borrowings and debentures	R$ 382,837	359,639
Maturity	May-28
Objective	Capital management
Modality	Unsecured
Compass | Unsecured | Swaps Debentures | IPCA + 5.12% | Aug-31
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 5.12%
Interest Rate	10.22%
Currency	Real
Loans, borrowings and debentures	R$ 512,946	550,342
Maturity	Aug-31
Objective	Investments
Modality	Unsecured
Compass | Unsecured | Swaps Debentures | IPCA + 5.22% | Aug-36
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 5.22%
Interest Rate	10.32%
Currency	Real
Loans, borrowings and debentures	R$ 466,173	533,854
Maturity	Aug-36
Objective	Investments
Modality	Unsecured
Compass | Unsecured | Swaps Debentures | CDI + 1.95% | Aug-24
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 1.95%
Interest Rate	12.55%
Currency	Real
Loans, borrowings and debentures		735,566
Maturity	Aug-24
Objective	Investments
Modality	Unsecured
Compass | Unsecured | Swaps Debentures | C D I Index Plus 1 Point 55 Percent [member] | Jan-27
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 1.55%
Interest Rate	13.89%
Currency	Real
Loans, borrowings and debentures	R$ 73,480
Maturity	Jan-27
Objective	Investments
Modality	Unsecured
Compass | Unsecured | Swaps Debentures | C D I Index Plus 1 Point 55 Percent [member] | Nov-30
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 1.55%
Interest Rate	13.89%
Currency	Real
Loans, borrowings and debentures	R$ 1,763,476	1,764,022
Maturity	Nov-30
Objective	Investments
Modality	Unsecured
Compass | Unsecured | Swaps Debentures | CDI + 1.45% | Dec-26
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 1.45%
Interest Rate	13.27%
Currency	Real
Loans, borrowings and debentures		399,457
Maturity	Dec-26
Objective	Investments
Modality	Unsecured
Moove
Disclosure of detailed information about borrowings [line items]
Loans, borrowings and debentures	R$ 3,558,575	2,207,027
Moove | Unsecured | Loan 4131 | Prefixed [member] | Mar-25
Disclosure of detailed information about borrowings [line items]
Interest, Index	Prefixed
Interest Rate	5.50%
Currency	Dollar
Loans, borrowings and debentures	R$ 15,729	31,920
Maturity	Mar-25
Objective	Investments
Modality	Unsecured
Moove | Unsecured | Credit Note [member] | S O F R Index Plus 1 Point 30 Percent [member] | Jun-27
Disclosure of detailed information about borrowings [line items]
Interest, Index	SOFR+ 1.30%
Interest Rate	5.83%
Currency	Dollar
Loans, borrowings and debentures	R$ 316,442
Maturity	Jun-27
Objective	Acquisition
Modality	Unsecured
Moove | Unsecured | Working capital | SOFR + 1.50% | May-27
Disclosure of detailed information about borrowings [line items]
Interest, Index	SOFR + 1.50%
Interest Rate	1.50%
Currency	Dollar
Loans, borrowings and debentures	R$ 2,346,950	2,175,107
Maturity	May-27
Objective	Acquisition
Modality	Unsecured
Moove | Unsecured | Working capital | SONIA + 1.30% | Jun-26
Disclosure of detailed information about borrowings [line items]
Interest, Index	SONIA + 1.30%
Interest Rate	1.30%
Currency	GBP
Loans, borrowings and debentures	R$ 272,318
Maturity	Jun-26
Objective	Acquisition
Modality	Unsecured
Moove | Unsecured | Export Prepayment | SOFR-06 + 1.30% | Jun-27
Disclosure of detailed information about borrowings [line items]
Interest, Index	SOFR-06 + 1.30%
Interest Rate	5.66%
Currency	Dollar
Loans, borrowings and debentures	R$ 607,136
Maturity	Jun-27
Objective	Acquisition
Modality	Unsecured
Rumo
Disclosure of detailed information about borrowings [line items]
Loans, borrowings and debentures	R$ 19,123,218	18,964,841
Rumo | Secured | BNDES | URTJLP | Jul-31
Disclosure of detailed information about borrowings [line items]
Interest, Index	URTJLP
Interest Rate	9.53%
Currency	Real
Loans, borrowings and debentures	R$ 1,861,658	2,210,390
Maturity	Jul-31
Objective	Investments
Modality	Secured
Rumo | Secured | BNDES | Prefixed [member] | Jan-24
Disclosure of detailed information about borrowings [line items]
Interest, Index	Prefixed
Interest Rate	3.50%
Currency	Real
Loans, borrowings and debentures		29
Maturity	Jan-24
Objective	Investments
Modality	Secured
Rumo | Secured | BNDES | Prefixed [member] | Dec-24
Disclosure of detailed information about borrowings [line items]
Interest, Index	Prefixed
Interest Rate	6.00%
Currency	Real
Loans, borrowings and debentures		128,494
Maturity	Dec-24
Objective	Investments
Modality	Secured
Rumo | Secured | BNDES | CDI + 2.25% | May-26
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 2.25%
Interest Rate	13.65%
Currency	Real
Loans, borrowings and debentures	R$ 51,968	60,774
Maturity	May-26
Objective	Capital management
Modality	Secured
Rumo | Secured | BNDES | CDI + 2.25% | Feb-26
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 2.25%
Interest Rate	13.65%
Currency	Real
Loans, borrowings and debentures	R$ 50,663	78,965
Maturity	Feb-26
Objective	Capital management
Modality	Secured
Rumo | Secured | BNDES | CDI + 1.29% | May-29
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 1.29%
Interest Rate	13.65%
Currency	Dollar
Loans, borrowings and debentures	R$ 30,302
Maturity	May-29
Objective	Capital management
Modality	Secured
Rumo | Secured | BNDES | C D I Index Plus 2 Point 20 Percent [member] | Mar-26
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 2.20%
Interest Rate	13.60%
Currency	Real
Loans, borrowings and debentures	R$ 77,856	30,252
Maturity	Mar-26
Objective	Capital management
Modality	Secured
Rumo | Secured | BNDES | S O F R Index Plus 1 Point 30 Percent [member] | Jan-25
Disclosure of detailed information about borrowings [line items]
Interest, Index	SOFR + 1.30%
Interest Rate	5.83%
Currency	Dollar
Loans, borrowings and debentures	R$ 25,341	487,544
Maturity	Jan-25
Objective	Capital management
Modality	Secured
Rumo | Secured | BNDES | CDI + 2.07% | Mar-25
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 2.07%
Interest Rate	13.45%
Currency	Real
Loans, borrowings and debentures	R$ 40,530	52,101
Maturity	Mar-25
Objective	Capital management
Modality	Secured
Rumo | Secured | Export Credit Agency (“ECA”) | Euribor + 0.58% | Sep-26
Disclosure of detailed information about borrowings [line items]
Interest, Index	Euribor + 0.58%
Interest Rate	3.94%
Currency	Euro
Loans, borrowings and debentures	R$ 38,525	48,849
Maturity	Sep-26
Objective	Investments
Modality	Secured
Rumo | Secured | Senior notes due 2028 | Prefixed [member] | Jan-28
Disclosure of detailed information about borrowings [line items]
Interest, Index	Prefixed
Interest Rate	5.25%
Currency	Dollar
Loans, borrowings and debentures	R$ 2,631,834	2,178,449
Maturity	Jan-28
Objective	Investments
Modality	Secured
Rumo | Secured | Senior Notes Due 2032 [Member] | Prefixed [member] | Jan-32
Disclosure of detailed information about borrowings [line items]
Interest, Index	Prefixed
Interest Rate	4.20%
Currency	Dollar
Loans, borrowings and debentures	R$ 2,418,140	2,066,885
Maturity	Jan-32
Objective	Investments
Modality	Secured
Rumo | Secured | Bank Credit | IPCA [member] | Jan-48
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA
Interest Rate	5.84%
Currency	Real
Loans, borrowings and debentures	R$ 874,513	954,205
Maturity	Jan-48
Objective	Investments
Modality	Secured
Rumo | Secured | ACF | IPCA + 6.48% | Aug-42
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 6.48%
Interest Rate	11.64%
Currency	Real
Loans, borrowings and debentures	R$ 299,706
Maturity	Aug-42
Objective	Investments
Modality	Secured
Rumo | Unsecured | Swaps Debentures | IPCA + 6.05% | Aug-36
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 6.05%
Interest Rate	11.19%
Currency	Real
Loans, borrowings and debentures	R$ 693,704
Maturity	Aug-36
Objective	Investments
Modality	Unsecured
Rumo | Unsecured | Swaps Debentures | IPCA + 6.53% | Jun-39
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 6.53%
Interest Rate	11.33%
Currency	Real
Loans, borrowings and debentures	R$ 133,846
Maturity	Jun-39
Objective	Investments
Modality	Unsecured
Rumo | Unsecured | Swaps Debentures | IPCA + 6.42% | Jun-34
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 6.42%
Interest Rate	11.33%
Currency	Real
Loans, borrowings and debentures	R$ 489,270
Maturity	Jun-34
Objective	Investments
Modality	Unsecured
Rumo | Unsecured | Swaps Debentures | IPCA + 5.93% | Mar-39
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 5.93%
Interest Rate	11.07%
Currency	Real
Loans, borrowings and debentures	R$ 565,235
Maturity	Mar-39
Objective	Investments
Modality	Unsecured
Rumo | Unsecured | Swaps Debentures | IPCA + 5.80% | Mar-34
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 5.80%
Interest Rate	10.93%
Currency	Real
Loans, borrowings and debentures	R$ 469,906
Maturity	Mar-34
Objective	Investments
Modality	Unsecured
Rumo | Unsecured | Swaps Debentures | CDI + 1.79% | June 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 1.79%
Interest Rate	13.65%
Currency	Real
Loans, borrowings and debentures		753,435
Maturity	Jun-24
Objective	Investments
Modality	Unsecured
Rumo | Unsecured | Swaps Debentures | CDI + 1.30% | Aug-24
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 1.30%
Interest Rate	11.84%
Currency	Real
Loans, borrowings and debentures		759,390
Maturity	Aug-24
Objective	Investments
Modality	Unsecured
Rumo | Unsecured | Swaps Debentures | IPCA + 4.68% | Feb-26
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 4.68%
Interest Rate	9.76%
Currency	Real
Loans, borrowings and debentures	R$ 248,085	396,201
Maturity	Feb-26
Objective	Investments
Modality	Unsecured
Rumo | Unsecured | Swaps Debentures | IPCA + 4.50% | Jun-31
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 4.50%
Interest Rate	9.57%
Currency	Real
Loans, borrowings and debentures	R$ 1,520,069	1,596,910
Maturity	Jun-31
Objective	Investments
Modality	Unsecured
Rumo | Unsecured | Swaps Debentures | IPCA + 3.60% | Dec-30
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 3.60%
Interest Rate	8.62%
Currency	Real
Loans, borrowings and debentures	R$ 393,127	413,881
Maturity	Dec-30
Objective	Investments
Modality	Unsecured
Rumo | Unsecured | Swaps Debentures | IPCA + 6.80% | Apr-30
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 6.80%
Interest Rate	11.98%
Currency	Real
Loans, borrowings and debentures	R$ 938,970	1,004,762
Maturity	Apr-30
Objective	Investments
Modality	Unsecured
Rumo | Unsecured | Swaps Debentures | IPCA + 3.90% | Oct-29
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 3.90%
Interest Rate	8.94%
Currency	Real
Loans, borrowings and debentures	R$ 1,078,794	1,113,820
Maturity	Oct-29
Objective	Investments
Modality	Unsecured
Rumo | Unsecured | Swaps Debentures | IPCA + 5.73% | Oct-33
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 5.73%
Interest Rate	10.86%
Currency	Real
Loans, borrowings and debentures	R$ 480,383	551,709
Maturity	Oct-33
Objective	Investments
Modality	Unsecured
Rumo | Unsecured | Swaps Debentures | IPCA + 4.00% | Dec-35
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 4.00%
Interest Rate	9.04%
Currency	Real
Loans, borrowings and debentures	R$ 957,843	1,077,140
Maturity	Dec-35
Objective	Investments
Modality	Unsecured
Rumo | Unsecured | Swaps Debentures | IPCA + 4.54% | Jun-36
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 4.54%
Interest Rate	9.61%
Currency	Real
Loans, borrowings and debentures	R$ 218,865	254,232
Maturity	Jun-36
Objective	Investments
Modality	Unsecured
Rumo | Unsecured | Swaps Debentures | IPCA Index Plus 4 Point 52 Percent [Member] | Jun-31
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 4.52%
Interest Rate	11.33%
Currency	Real
Loans, borrowings and debentures	R$ 711,764	773,556
Maturity	Jun-31
Objective	Investments
Modality	Unsecured
Rumo | Unsecured | Swaps Debentures | I P C A Index Plus 5 Point 76 Percent [member] | Aug-29
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 5.76%
Interest Rate	10.89%
Currency	Real
Loans, borrowings and debentures	R$ 714,229	753,439
Maturity	Aug-29
Objective	Investments
Modality	Unsecured
Rumo | Unsecured | Swaps Debentures | I P C A Index Plus 6 Point 18 Percent [member] | May-33
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 6.18%
Interest Rate	10.91%
Currency	Real
Loans, borrowings and debentures	R$ 655,641	749,252
Maturity	May-33
Objective	Investments
Modality	Unsecured
Rumo | Unsecured | Swaps Debentures | IPCA + 5.99% | Jun-32
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 5.99%
Interest Rate	11.13%
Currency	Real
Loans, borrowings and debentures	R$ 452,451	R$ 470,177
Maturity	Jun-32
Objective	Investments
Modality	Unsecured